Long-term debt (Tables)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

	2018	2017
Long-term debt:
Revolving credit facilities (a) (c)	$788,198	$854,121
Term loan credit facilities (b) (c)	2,158,743	1,196,016
Senior unsecured notes (d)	400,396	417,925
2025 Notes (e)	250,000	—
	3,597,337	2,468,062
Fair value adjustment on term loan credit facilities (b)	(2,339)	—
Debt discount on 2025 Notes (e)	(83,392)	—
Deferred financing fees	(24,065)	(17,429)
Long-term debt	3,487,541	2,450,633
Current portion of long-term debt	(722,641)	(257,800)
Long-term debt	$2,764,900	$2,192,833

Schedule of Future Minimum Repayments of Revolving Credit Facilities and Term Loans

The following is a schedule of future minimum repayments of revolving credit facilities as of December 31, 2018:

2019	$197,320
2020	53,281
2021	56,416
2022	422,941
2023	58,240
$788,198

The following is a schedule of future minimum repayments of Term Loans as of December 31, 2018:

2019	$207,194
2020	265,270
2021	412,091
2022	277,719
2023	517,640
Thereafter	478,829
$2,158,743